Capital Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Capital Stock

NOTE 15 – CAPITAL STOCK

Common Stock Offerings

On November 25, 2014, in an offering registered with the SEC, the Company completed the sale of 5,000,000 shares of its Common Stock for cash and granted the underwriters a 30-day over-allotment option to purchase up to an additional 750,000 shares of Common Stock. On December 1, 2014, the underwriters exercised their over-allotment option to purchase 395,759 additional shares of Common Stock, which the Company closed on December 3, 2014. The Company refers to this offering and sale of its Common Stock herein as the “November Common Stock Offering.” The net proceeds of the November Common Stock Offering, after deducting the underwriting discount and offering expenses, were $101.0 million.

NOTE 15 – CAPITAL STOCK (Continued)

Common Stock Offerings (Continued)

On June 25, 2014, in an offering registered with the SEC, the Company completed the sale of 9,000,000 shares of its Common Stock for cash and granted the underwriters a 30-day option to purchase up to an additional 1,350,000 shares of Common Stock, of which 723,468 shares were purchased on July 14, 2014. The Company refers to this offering and the sale of its Common Stock herein as the “June Common Stock Offering.” The net proceeds of the June Common Stock Offering, after deducting the underwriting discount and offering expenses, were $220.4 million.

Units Offering

On November 25, 2014, in an offering registered with the SEC, the Company completed the sale of 150,000 Units for cash and granted the underwriters a 13-day over-allotment option to purchase up to an additional 22,500 Units. On December 1, 2014, the underwriters exercised in full their over-allotment option to purchase 22,500 additional Units, which the Company closed on December 3, 2014. Each Unit is composed of a Purchase Contract and one share of Mandatory Redeemable Preferred Stock having a final preferred stock installment payment date of December 1, 2017 and an initial liquidation preference of $201.58 per share of Mandatory Redeemable Preferred Stock. The net proceeds from the Units Offering, after deducting the underwriting discount and offering expenses, were $166.3 million. See Note 13.

Dividends

In August 2013, the Company’s Board of Directors approved the initiation of a quarterly cash dividend to its shareholders of $0.12 per share of Common Stock. During 2014, the Company paid quarterly cash dividends of $0.12 per share of Common Stock on each of the following dates:  December 9, 2014, September 10, 2014, June 11, 2014 and March 27, 2014. During 2013, the Company paid quarterly cash dividends of $0.12 per share of Common Stock on each of the following dates: December 9, 2013 and September 9, 2013. In February 2015, the Company’s Board of Directors approved the quarterly cash dividend to its shareholders of $0.12 per share of Common Stock to be paid on April 1, 2015 to shareholders of record as of the close of business on March 11, 2015. Future declarations of quarterly dividends will be subject to the approval of the Company’s Board of Directors.

The Company’s Board of Directors has approved payment of the scheduled March 1, 2015 installment payment on the Company’s Units. This installment payment consists of the quarterly installment payment of $18.75 per Unit, plus a one-time incremental payment of $1.25 per Unit for the period between November 25, 2014 and December 1, 2014, for a total payment of $20.00 per Unit. The installment payment will be paid on March 2, 2015 (the first business day following the scheduled March 1 payment date) to the holders of record as of 5:00 p.m., New York City time, on February 15, 2015. To the extent that any Unit has been separated into its constituent Purchase Contract and its constituent share of Mandatory Redeemable Preferred Stock, the installment payment is payable only on the constituent share of Mandatory Redeemable Preferred Stock.

Equity compensation plans

In May 2014, the shareholders of the Company approved an additional 2.7 million shares of Common Stock issuable under the Company’s incentive compensation plans to Company employees. In May 2012, the shareholders of the Company approved an additional 200,000 shares of Common Stock issuable under the Company’s equity compensation plan to the Company’s non-employee directors. In May 2011, the shareholders of the Company approved an additional three million shares of Common Stock issuable under the Company’s incentive compensation plans to Company employees.

Plan descriptions

The Company maintains plans under which approximately seven million service-based restricted shares, performance-based restricted shares and options to purchase Common Stock may be granted to directors, officers and other key employees. Exercise provisions vary, but most stock options are exercisable in whole or in part beginning one to four years after grant and ending seven to ten years after grant. Shares of Common Stock available for future grants were 3,000,183, 1,033,186 and 2,301,320 at December 31, 2014, 2013 and 2012, respectively.

Stock options

There were no stock option grants during the three years ended December 31, 2014.

Compensation expense related to stock options was zero for the year ended December 31, 2014, immaterial for the year ended December 31, 2013 and $0.1 million ($0.1 million net of income taxes) for the year ended December 31, 2012.

NOTE 15 – CAPITAL STOCK (Continued)

Stock options (Continued)

Activity in the various plans is summarized below:

	Shares under option	Option price per share	Weighted average exercise price
Balances, December 31, 2013	1,022,601	$11.53 to $25.83	$19.77
Exercised	(456,219)	11.53 to 22.08	17.23
Canceled	(120,711)	15.06 to 25.83	21.69
Balances, December 31, 2014	445,671	$11.53 to $25.83	$21.85

The intrinsic value of the stock options exercised during 2014, 2013 and 2012 approximated $2.4 million, $0.4 million and $0.2 million, respectively. Cash received from stock option exercises in 2014, 2013 and 2012 totaled $6.2 million, $0.5 million and $0.1 million, respectively.

A summary of stock options outstanding at December 31, 2014 follows:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2014	Weighted average exercise price
$11.53 to $15.06	107,545	2 years	$13.91	107,545	$13.91
$19.40 to $22.08	80,142	1 year	20.56	80,142	20.56
$23.25 to $25.83	257,984	less than 1 year	25.57	257,984	25.57
	445,671	1 year	$21.85	445,671	$21.85

The intrinsic value of the stock options outstanding and stock options that are exercisable as of December 31, 2014 each approximated $0.5 million.

Service-based restricted shares

At December 31, 2014, unearned compensation costs related to non-vested service-based restricted shares aggregated $8.5 million. These costs will be expensed over the remaining weighted average vesting period of approximately two years. Compensation expense related to these awards approximated $13.0 million ($7.9 million net of income taxes) for the year ended December 31, 2014, $9.6 million ($5.8 million net of income taxes) for the year ended December 31, 2013 and $7.6 million ($4.6 million net of income taxes) for the year ended December 31, 2012.

A summary of non-vested service-based restricted shares follows:

	Non-vested service-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2013	1,781,354	$12.23
Granted	646,290	22.42
Vested	(679,967)	13.01
Canceled	(172,950)	12.48
Balances, December 31, 2014	1,574,727	$16.05

The fair value of restricted shares vested during 2014, 2013 and 2012 was $15.0 million, $6.6 million and $3.2 million, respectively.

Performance-based restricted shares

Performance-based restricted share awards vest over a three-year period based upon the attainment of various performance measures in each performance period. Compensation expense related to these awards approximated $3.7 million ($2.2 million net of income taxes) for the year ended December 31, 2014, $1.6 million ($1.0 million net of income taxes) for the year ended December 31, 2013 and $3.2 million ($2.0 million net of income taxes) for the year ended December 31, 2012.

NOTE 15 – CAPITAL STOCK (Continued)

Performance-based restricted shares (Continued)

A summary of non-vested performance-based restricted shares follows:

	Non-vested performance-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2013	968,059
Granted	352,300	$22.69
Vested	(128,432)	10.71
Canceled	(401,153)	$12.83
Balances, December 31, 2014	790,774

The performance measures and fair value for each vesting period of a performance-based restricted share award are established annually. The performance measures and fair value for the non-vested performance-based restricted shares have not been established for vesting periods with performance measures determined after December 31, 2014.